SUPPLEMENTARY CASH FLOW INFORMATION - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Statement of cash flows [abstract]
Cash at bank	$ 96.3	$ 146.7
Bank short-term deposits	2.2	2.2
Total cash and cash equivalents	$ 98.5	$ 148.9	[1]	$ 97.4

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.